SCHEDULE OF GEOGRAPHIC SEGMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Equipment	$ 16	$ 21
Exploration and evaluation assets	39,099	39,103
CANADA
IfrsStatementLineItems [Line Items]
Equipment	4	6
Exploration and evaluation assets	2,495	2,538
GREENLAND
IfrsStatementLineItems [Line Items]
Equipment	12	15
Exploration and evaluation assets	$ 36,604	$ 36,565